SEGMENTED INFORMATION - Reconciliation of FFO to Equity Accounted Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [abstract]
Consolidated equity accounted income	$ 564	$ 488	$ 1,407	$ 1,156
Non-FFO items from equity accounted investments	535	328	761	616
FFO from equity accounted investments	$ 1,099	$ 816	$ 2,168	$ 1,772